Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Abstract]
Total tax expense using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	0.05%	2.87%	(0.48%)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	0.75%	1.99%	0.39%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(0.76%)	(5.55%)	(1.22%)
Tax effect of adjustments to taxes in previous periods	(0.44%)	(1.24%)	(0.64%)
Price level restatement for tax purposes (investments and equity)	0.98%	13.47%	3.94%
Total adjustments to tax expense using statutory rate	0.58%	11.54%	1.98%
Income tax expense	(26.42%)	(15.46%)	(25.02%)
Accounting profit before tax	$ 794,958	$ 239,443	$ 1,079,790
Total tax expense using statutory rate	(214,639)	(64,649)	(291,543)
Tax effect of rates applied in other countries	406	6,882	(5,192)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	5,928	4,776	4,160
Tax effect of non-deductible expenses for determining taxable profit (loss)	(6,071)	(13,288)	(13,221)
Tax effect of adjustments to income taxes in previous periods	(3,475)	(2,978)	(6,934)
Price level restatement for tax purposes (investments and equity)	7,792	32,246	42,567
Total adjustments to tax expense using statutory rate	4,580	27,638	21,380
Income tax (expense) /benefit	$ (210,059)	$ (37,011)	$ (270,163)